SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Cost
Property, plant and equipment, cost	$ 715,261	$ 715,261
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	548,657	399,366
Total property, plant and equipment, net	166,604	315,895
Machinery and Equipment [Member]
Cost
Property, plant and equipment, cost	665,657	665,657
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	505,120	371,988
Vehicles [Member]
Cost
Property, plant and equipment, cost	3,205	3,205
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	2,521	1,880
Office Equipment [Member]
Cost
Property, plant and equipment, cost	10,752	10,752
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	5,369	3,219
Leasehold Improvements [Member]
Cost
Property, plant and equipment, cost	35,647	35,647
Less: accumulated depreciation
Property, plant and equipment, accumulated depreciation	$ 35,647	$ 22,279